SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of Property, Plant, and Equipment (Details) - USD ($) $ in Thousands	Dec. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment
Property, plant and equipment	$ 1,559,304	$ 1,379,968
Accumulated amortization	$ 782,727	690,986
Land Improvements | Minimum
Property, Plant and Equipment
Property, plant and equipment, useful life	5 years
Land Improvements | Maximum
Property, Plant and Equipment
Property, plant and equipment, useful life	15 years
Building and Improvements | Minimum
Property, Plant and Equipment
Property, plant and equipment, useful life	10 years
Building and Improvements | Maximum
Property, Plant and Equipment
Property, plant and equipment, useful life	32 years
Machinery, Equipment and Office Furniture | Minimum
Property, Plant and Equipment
Property, plant and equipment, useful life	2 years
Machinery, Equipment and Office Furniture | Maximum
Property, Plant and Equipment
Property, plant and equipment, useful life	20 years
Software costs
Property, Plant and Equipment
Property, plant and equipment	$ 5,800	5,700
Accumulated amortization	$ 5,700	$ 5,400